Related Party Transactions (Narrative) (Details)	12 Months Ended
	Apr. 30, 2022 CAD ($) Shares	Apr. 30, 2021 CAD ($) Shares
Disclosure of transactions between related parties [line items]
Director fees	$ 401,806	$ 242,486
Stock options granted | Shares	6,974,000	5,838,000
Officers and companies owned by company's officers [Member]
Disclosure of transactions between related parties [line items]
Salary and consulting fees	$ 2,128,342	$ 1,451,749
Company's directors [Member]
Disclosure of transactions between related parties [line items]
Director fees	401,806	46,667
Company with common directors [Member]
Disclosure of transactions between related parties [line items]
Rent expenses and administration expenses	600,000	300,000
Rent and administration expenses by related party	$ 50,000	$ 0
Officers and directors [Member]
Disclosure of transactions between related parties [line items]
Stock options granted | Shares	11,062,500	3,863,000
Amounts payable to related party	$ 21,875	$ 526